UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-5586

                       OPPENHEIMER CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended July 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Over the past 12 months, we successfully repositioned Oppenheimer California Municipal Fund to provide investors higher yields. Our research-intensive investment process was used to shift the Fund's focus from high-grade general obligation bonds to lesser known local issues that offer yield premiums, without taking on significant additional credit risks. In implementing this strategy, we reduced AAA-rated bonds from 45% to 10% of net assets, and increased the investment in BBB-rated bonds (i.e., lower-rated, but still investment-grade bonds) to nearly 30% of total investments at market value.
   Additionally, we increased the level of non-investment-grade bonds from 19% to 25% of net assets, and reduced highly volatile zero-coupon holdings from 11% to approximately 2% of net assets. Our bottom-up investment process focuses on bonds that are undervalued, out of favor, or misunderstood in the marketplace. For instance, by period-end, we had invested many of the Fund's assets in Master Settlement Agreement (MSA) bonds (26.0% of total investments at market value), land-development bonds (15.5%), and higher-education bonds (5.1%).
   The volatility and underperformance of the Fund is largely attributable to our tobacco bond holdings. In April 2003, an Illinois state court decision required Phillip Morris to pay a $10 billion judgment levied against them or post a $12 billion bond to appeal the decision. The size of the bonding requirement necessary to appeal the decision raised the specter of potential bankruptcy for Phillip Morris and a possible default on Phillip Morris's share of the tobacco settlement payments. Although this litigation risk continues, all MSA payments were made. While the MSA bond positions have rallied off the lows, MSA bond prices continue to be held down by the litigation risk that still surrounds this case.
   After intensive research, we continue to have strongly positive convictions about MSA bonds, believing that the litigation risk is less than many investors may fear. It should also be noted that MSA bonds continue to carry investment-grade ratings by all three of the rating agencies and that there have been several favorable appellate court decisions, which could set the precedent for future lawsuits.
   We continue to find excellent value in MSA bonds, despite their recent price volatility, which was driven in part by fear of an oversupply. That fear is dissipating in the face of two recent changes. First, several states that had planned to issue new MSA bonds cancelled their sales. Second, other states have issued new bonds with an added security

                   5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

(e.g., a guarantee of appropriation by the state), thereby creating what is considered a separate tier or credit level of tobacco bonds from a diversification standpoint. We believe that over time, tobacco-settlement bonds will become relatively scarce, but in the meantime, they offer significantly higher yields than similarly rated bonds.
   The Fund's second largest sector focuses are the special tax and special assessment sectors. These sectors are tied to real estate development, and have benefited from the robust real estate market in California. When investing in land development deals, we focus on areas that allow us to capitalize on California's voracious appetite for new housing. We have paid special attention to the corridor between Orange County and San Diego, but have also looked for developments in other areas such as Los Angeles and Sacramento. Thorough research has allowed us to capture some remarkable yields in this sector.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2003. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on November 1, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                   6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer California Municipal Fund (Class A)
     Lehman Brothers Municipal Bond Index

[LINE CHART]
             Value of Investment        Lehman Brothers
Date               In Fund           Municipal Bond Index
----               -------           --------------------
12/31/1993            9,525                10,000
03/31/1994            8,954                 9,451
06/30/1994            8,949                 9,555
09/30/1994            8,979                 9,621
12/31/1994            8,717                 9,483
03/31/1995            9,470                10,153
06/30/1995            9,714                10,398
09/30/1995            9,935                10,697
12/31/1995           10,439                11,138
03/31/1996           10,273                11,004
06/30/1996           10,336                11,088
07/31/1996 1         10,474                11,189
10/31/1996           10,730                11,471
01/31/1997           10,918                11,654
04/30/1997           10,958                11,701
07/31/1997           11,637                12,336
10/31/1997           11,729                12,445
01/31/1998           12,120                12,832
04/30/1998           11,999                12,789
07/31/1998           12,296                13,075
10/31/1998           12,614                13,443
01/31/1999           12,845                13,685
04/30/1999           12,828                13,678
07/31/1999           12,491                13,452
10/31/1999           11,935                13,205
01/31/2000           11,733                13,188
04/30/2000           12,137                13,552
07/31/2000           12,599                14,031
10/31/2000           12,929                14,328
01/31/2001           13,411                14,940
04/30/2001           13,311                14,958
07/31/2001           13,755                15,445
10/31/2001           14,191                15,834
01/31/2002           14,047                15,821
04/30/2002           14,153                16,005
07/31/2002           14,606                16,482
10/31/2002           14,693                16,763
01/31/2003           14,571                17,002
04/30/2003           14,527                17,364
07/31/2003           14,523                17,076

Average Annual Total Returns of Class A Shares of the Fund at 7/31/03 2
1-Year  -5.29%          5-Year  2.38%    10-Year  4.32%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer California Municipal Fund (Class B)
     Lehman Brothers Municipal Bond Index

[LINE CHART]
             Value of Investment        Lehman Brothers
Date               In Fund           Municipal Bond Index
----               -------           --------------------
12/31/1993           10,000                10,000
03/31/1994            9,372                 9,451
06/30/1994            9,358                 9,555
09/30/1994            9,371                 9,621
12/31/1994            9,061                 9,483
03/31/1995            9,845                10,153
06/30/1995           10,070                10,398
09/30/1995           10,279                10,697
12/31/1995           10,779                11,138
03/31/1996           10,588                11,004
06/30/1996           10,643                11,088
07/31/1996 1         10,767                11,189
10/31/1996           11,009                11,471
01/31/1997           11,181                11,654
04/30/1997           11,201                11,701
07/31/1997           11,872                12,336
10/31/1997           11,954                12,445
01/31/1998           12,329                12,832
04/30/1998           12,173                12,789
07/31/1998           12,450                13,075
10/31/1998           12,759                13,443
01/31/1999           12,957                13,685
04/30/1999           12,927                13,678
07/31/1999           12,552                13,452
10/31/1999           11,971                13,205
01/31/2000           11,771                13,188
04/30/2000           12,177                13,552
07/31/2000           12,641                14,031
10/31/2000           12,971                14,328
01/31/2001           13,455                14,940
04/30/2001           13,355                14,958
07/31/2001           13,800                15,445
10/31/2001           14,238                15,834
01/31/2002           14,093                15,821
04/30/2002           14,199                16,005
07/31/2002           14,655                16,482
10/31/2002           14,742                16,763
01/31/2003           14,619                17,002
04/30/2003           14,575                17,364
07/31/2003           14,571                17,076


Average Annual Total Returns of Class B Shares of the Fund at 7/31/03 2
1-Year  -6.12%             5-Year  2.27%    10-Year  4.34%

1. The Fund changed its fiscal year end from 12/31 to 7/31.
2. See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 12/31/93 for Class A and Class B, and 10/31/95 for Class C. Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                   7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer California Municipal Fund (Class C)
     Lehman Brothers Municipal Bond Index

[LINE CHART]
              Value of Investment       Lehman Brothers
Date                In Fund           Municipal Bond Index
----                -------           --------------------
11/01/1995           10,000                10,000
12/31/1995           10,290                10,264
03/31/1996           10,102                10,140
06/30/1996           10,142                10,218
07/31/1996 1         10,270                10,310
10/31/1996           10,500                10,570
01/31/1997           10,664                10,739
04/30/1997           10,673                10,782
07/31/1997           11,324                11,367
10/31/1997           11,391                11,468
01/31/1998           11,750                11,824
04/30/1998           11,601                11,785
07/31/1998           11,876                12,049
10/31/1998           12,161                12,387
01/31/1999           12,350                12,610
04/30/1999           12,321                12,604
07/31/1999           11,963                12,395
10/31/1999           11,408                12,168
01/31/2000           11,204                12,152
04/30/2000           11,569                12,488
07/31/2000           11,976                12,930
10/31/2000           12,266                13,203
01/31/2001           12,712                13,767
04/30/2001           12,582                13,783
07/31/2001           12,991                14,233
10/31/2001           13,378                14,590
01/31/2002           13,216                14,579
04/30/2002           13,279                14,748
07/31/2002           13,680                15,188
10/31/2002           13,735                15,446
01/31/2003           13,593                15,667
04/30/2003           13,540                16,001
07/31/2003           13,497                15,735


Average Annual Total Returns of Class C Shares of the Fund at 7/31/03 2
1-Year  -2.27%        5-Year  2.59%      Since Inception  3.95%

1. The Fund changed its fiscal year end from 12/31 to 7/31.
2. See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 12/31/93 for Class A and Class B, and 10/31/95 for Class C. Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                   8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2003
--------------------------------------------------------------------------------


    Principal                                                                                        Market Value
       Amount                                                             Coupon      Maturity         See Note 1
------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--106.3%
------------------------------------------------------------------------------------------------------------------
 California--94.5%
 $  1,000,000 ABAG Finance Authority for NonProfit Corporations
              (Schools of Sacred Heart)                                    6.450%     06/01/2030   $   1,060,140
------------------------------------------------------------------------------------------------------------------
       90,000 ABAG Finance Authority for NonProfit
              Corporations COP                                             6.000      08/15/2020          92,983
------------------------------------------------------------------------------------------------------------------
      450,000 ABAG Finance Authority for NonProfit Corporations
              COP (American Baptist Homes of the West)                     5.750      10/01/2017         419,877
------------------------------------------------------------------------------------------------------------------
    4,300,000 ABAG Finance Authority for NonProfit Corporations
              COP (Redwood Senior Homes & Services)                        6.125      11/15/2032       4,207,894
------------------------------------------------------------------------------------------------------------------
       25,000 Adelanto Improvement Agency, Series B                        5.500      12/01/2023          25,753
------------------------------------------------------------------------------------------------------------------
    6,360,000 Agua Mansa Industrial Growth Association
              Special Tax                                                  6.500      09/01/2033       6,355,357
------------------------------------------------------------------------------------------------------------------
       95,000 Alhambra (Atherton Baptist Homes)                            6.500      07/01/2015          95,289
------------------------------------------------------------------------------------------------------------------
      235,000 Alhambra Redevel. Agency Tax Allocation                      5.850      05/01/2023         240,236
------------------------------------------------------------------------------------------------------------------
       25,000 Alum Rock Union Elementary School District GO                5.200      09/01/2015          25,308
------------------------------------------------------------------------------------------------------------------
    4,000,000 Anaheim Public Finance Authority RITES                      11.820 f    12/28/2018       5,232,680
------------------------------------------------------------------------------------------------------------------
       15,000 Anaheim Water                                                5.750      04/01/2009          15,053
------------------------------------------------------------------------------------------------------------------
       25,000 Azusa COP                                                    5.750      08/01/2020          25,926
------------------------------------------------------------------------------------------------------------------
    3,930,000 Azusa Special Tax Community Facilities District
              (Mountain Cove)                                              6.000      09/01/2032       3,884,451
------------------------------------------------------------------------------------------------------------------
       25,000 Berkeley Joint Powers Financing Authority                    5.700      06/01/2015          25,572
------------------------------------------------------------------------------------------------------------------
    5,400,000 CA CDA (Berkeley Montessori School)                          7.250      10/01/2033       5,363,226
------------------------------------------------------------------------------------------------------------------
    8,000,000 CA CDA (East Valley Tourist)                                11.000      10/01/2020       7,936,560
------------------------------------------------------------------------------------------------------------------
    5,000,000 CA CDA (John F. Kennedy University)                          6.750      10/01/2033       4,757,950
------------------------------------------------------------------------------------------------------------------
    1,650,000 CA CDA (Notre Dame de Namur University)                      6.500      10/01/2023       1,612,693
------------------------------------------------------------------------------------------------------------------
    1,635,000 CA CDA (Notre Dame de Namur University)                      6.625      10/01/2033       1,592,196
------------------------------------------------------------------------------------------------------------------
      270,000 CA CDA COP (Sutter Health)                                   5.500      08/15/2023         276,067
------------------------------------------------------------------------------------------------------------------
    1,695,000 CA County Tobacco Securitization Agency (TASC)               5.750      06/01/2027       1,415,867
------------------------------------------------------------------------------------------------------------------
    7,000,000 CA County Tobacco Securitization Agency (TASC)               5.750      06/01/2029       5,791,520
------------------------------------------------------------------------------------------------------------------
    6,230,000 CA County Tobacco Securitization Agency (TASC)               5.875      06/01/2027       5,211,956
------------------------------------------------------------------------------------------------------------------
    9,000,000 CA County Tobacco Securitization Agency (TASC)               5.875      06/01/2035       7,115,220
------------------------------------------------------------------------------------------------------------------
   10,400,000 CA County Tobacco Securitization Agency (TASC)               6.000      06/01/2035       8,325,200
------------------------------------------------------------------------------------------------------------------
   17,900,000 CA County Tobacco Securitization Agency (TASC)               6.000      06/01/2042      14,182,886
------------------------------------------------------------------------------------------------------------------
   10,000,000 CA County Tobacco Securitization Agency (TASC)               6.125      06/01/2038       8,115,600
------------------------------------------------------------------------------------------------------------------
      100,000 CA Department of Water Resources (Center Valley)             5.250      07/01/2022         100,012
------------------------------------------------------------------------------------------------------------------
       30,000 CA Department of Water Resources (Center Valley)             5.400      07/01/2012          30,078
------------------------------------------------------------------------------------------------------------------
      100,000 CA EFA (Carnegie Institution of Washington)                  5.600      10/01/2023         102,524
------------------------------------------------------------------------------------------------------------------
       20,000 CA EFA (College and University Financing)                    6.250      06/01/2018          20,417
------------------------------------------------------------------------------------------------------------------
    1,000,000 CA EFA (Western University Health Sciences)                  6.000      10/01/2032       1,015,040
------------------------------------------------------------------------------------------------------------------
       60,000 CA GO                                                        5.100      03/01/2010          60,041
------------------------------------------------------------------------------------------------------------------
      100,000 CA GO                                                        5.150      10/01/2019         100,603
------------------------------------------------------------------------------------------------------------------
       25,000 CA GO                                                        5.250      04/01/2018          24,998
------------------------------------------------------------------------------------------------------------------
       10,000 CA GO                                                        5.250      04/01/2019           9,962
------------------------------------------------------------------------------------------------------------------
      140,000 CA GO                                                        5.500      04/01/2019         143,494
------------------------------------------------------------------------------------------------------------------
      155,000 CA GO                                                        5.500      10/01/2022         154,442
------------------------------------------------------------------------------------------------------------------
        5,000 CA GO                                                        6.000      05/01/2018           5,215
------------------------------------------------------------------------------------------------------------------
    2,335,000 CA GO RITES a                                               15.328 f    10/01/2032       1,887,777
------------------------------------------------------------------------------------------------------------------
    5,000,000 CA Golden State Tobacco Securitization Corp.                 6.250      06/01/2033       4,292,750



                   10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND



    Principal                                                                                        Market Value
       Amount                                                              Coupon      Maturity        See Note 1
-----------------------------------------------------------------------------------------------------------------
 California Continued
 $ 47,205,000 CA Golden State Tobacco Securitization
              Corp.                                                        6.625%     06/01/2040   $  40,092,151
-----------------------------------------------------------------------------------------------------------------
    5,835,000 CA Golden State Tobacco Securitization Corp.                 7.900      06/01/2042       5,822,105
-----------------------------------------------------------------------------------------------------------------
       10,000 CA Health Facilities Financing Authority
              (Sisters of Providence)                                      6.400      10/01/2005          10,234
-----------------------------------------------------------------------------------------------------------------
       15,000 CA Health Facilities Financing Authority
              (Small Facilities Loan), Series A                            6.700      03/01/2011          15,175
-----------------------------------------------------------------------------------------------------------------
      600,000 CA Health Facilities Financing Authority
              (Small Facilities Loan), Series B                            7.400      04/01/2014         652,650
-----------------------------------------------------------------------------------------------------------------
       20,000 CA HFA (Multi-Unit Rental Hsg.)                              6.875      02/01/2022          20,119
-----------------------------------------------------------------------------------------------------------------
    2,350,000 CA HFA (Single Family Mtg.), Series A-2 w                    6.450      08/01/2025       2,397,611
-----------------------------------------------------------------------------------------------------------------
       30,000 CA HFA, Series A                                             5.600      08/01/2025          30,148
-----------------------------------------------------------------------------------------------------------------
       10,000 CA HFA, Series B                                             5.650      08/01/2014          10,218
-----------------------------------------------------------------------------------------------------------------
       50,000 CA HFA, Series D                                             6.400      08/01/2025          51,115
-----------------------------------------------------------------------------------------------------------------
    1,710,000 CA I&E Devel. Bank
              (American Center for Wine, Food & Arts)                      5.550      12/01/2012       1,817,371
-----------------------------------------------------------------------------------------------------------------
       25,000 CA Pollution Control Financing Authority
              (Pacific Gas & Electric Corp.)                               5.850      12/01/2023          25,576
-----------------------------------------------------------------------------------------------------------------
    3,000,000 CA Pollution Control Financing Authority
              (Pacific Gas & Electric Corp.)                               6.350      06/01/2009       2,955,720
-----------------------------------------------------------------------------------------------------------------
    4,950,000 CA Pollution Control Financing Authority
              (Sacramento Biosolids)                                       5.500      12/01/2024       4,891,441
-----------------------------------------------------------------------------------------------------------------
       95,000 CA Pollution Control Financing Authority
              (San Diego Gas & Electric Company)                           5.850      06/01/2021          97,175
-----------------------------------------------------------------------------------------------------------------
       20,000 CA Public Works (Department of Corrections)                  5.375      06/01/2018          20,448
-----------------------------------------------------------------------------------------------------------------
      105,000 CA Public Works (Department of Corrections)                  5.375      12/01/2019         108,120
-----------------------------------------------------------------------------------------------------------------
       10,000 CA Public Works (Department of Corrections)                  5.500      12/01/2012          10,308
-----------------------------------------------------------------------------------------------------------------
        5,000 CA Public Works (State Universities)                         5.500      12/01/2018           5,026
-----------------------------------------------------------------------------------------------------------------
       50,000 CA Public Works (State Universities)                         5.500      06/01/2019          51,128
-----------------------------------------------------------------------------------------------------------------
       50,000 CA Public Works (State Universities)                         5.500      06/01/2021          51,128
-----------------------------------------------------------------------------------------------------------------
      190,000 CA Public Works (State Universities)                         5.500      06/01/2021         194,286
-----------------------------------------------------------------------------------------------------------------
      130,000 CA Rural Home Mtg. Finance Authority
              (Single Family Mtg.), Series B                               7.750      09/01/2026         130,417
-----------------------------------------------------------------------------------------------------------------
      935,000 CA Rural Home Mtg. Finance Authority
              (Single Family Mtg.), Series D                               6.700      05/01/2029         988,809
-----------------------------------------------------------------------------------------------------------------
    3,000,000 CA Statewide CDA (Aspire Public Schools)                     7.250      08/01/2032       2,980,230
-----------------------------------------------------------------------------------------------------------------
      870,000 CA Statewide CDA (Citrus Gardens Apartments)                 6.500      07/01/2032         843,508
-----------------------------------------------------------------------------------------------------------------
    1,445,000 CA Statewide CDA (Citrus Gardens Apartments)                 9.000      07/01/2032       1,407,184
-----------------------------------------------------------------------------------------------------------------
   18,500,000 CA Statewide CDA (East Campus Apartments)                    5.625      08/01/2034      18,529,785
-----------------------------------------------------------------------------------------------------------------
    1,000,000 CA Statewide CDA (Quail Ridge Apartments)                    5.375      07/01/2032         967,210
-----------------------------------------------------------------------------------------------------------------
    1,505,000 CA Statewide CDA (Quail Ridge Apartments)                    6.500      07/01/2032       1,459,173
-----------------------------------------------------------------------------------------------------------------
    2,140,000 CA Statewide CDA (Quail Ridge Apartments)                    9.000      07/01/2032       2,083,996
-----------------------------------------------------------------------------------------------------------------
    4,000,000 CA Statewide CDA (Turning Point)                             6.500      11/01/2031       4,080,680
-----------------------------------------------------------------------------------------------------------------
    7,800,000 CA Statewide CDA COP
              (Cedars-Sinai Medical Center) INFLOS a                       9.502 f    11/01/2015       7,968,012
-----------------------------------------------------------------------------------------------------------------
    7,000,000 CA Statewide CDA COP
              (Pride Industries/Pride Industries One
              Obligated Group)                                             7.250      11/01/2029       7,224,280
-----------------------------------------------------------------------------------------------------------------
    2,000,000 CA Statewide CDA COP (Windward School)                       6.900      09/01/2023       2,082,880


                   11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------



    Principal                                                                                       Market Value
       Amount                                                              Coupon       Maturity      See Note 1
----------------------------------------------------------------------------------------------------------------
 California Continued
 $  5,000,000 CA Statewide Finance Authority
              Tobacco Settlement (TASC)                                    6.000%     05/01/2037   $  3,989,000
----------------------------------------------------------------------------------------------------------------
   11,720,000 CA Statewide Finance Authority
              Tobacco Settlement (TASC)                                    6.000      05/01/2043      9,276,849
----------------------------------------------------------------------------------------------------------------
   30,000,000 CA Statewide Finance Authority
              Tobacco Settlement (TASC)                                    6.000      05/01/2043     23,746,200
----------------------------------------------------------------------------------------------------------------
    2,355,000 Campbell Redevel. Agency Tax Allocation                      6.600      10/01/2032      2,535,746
----------------------------------------------------------------------------------------------------------------
    2,500,000 Capistrano Unified School District Community
              Facilities District                                          5.700      09/01/2020      2,481,275
----------------------------------------------------------------------------------------------------------------
       25,000 Chino Hills Special Tax                                      6.200      09/01/2007         25,065
----------------------------------------------------------------------------------------------------------------
    1,580,000 Chula Vista Community Facilities District Special Tax
              (McMillin-Otay Ranch)                                        5.750      09/01/2027      1,511,539
----------------------------------------------------------------------------------------------------------------
    1,600,000 Chula Vista Community Facilities District Special Tax
              (McMillin-Otay Ranch)                                        5.750      09/01/2033      1,519,584
----------------------------------------------------------------------------------------------------------------
       20,000 Coachella COP                                                6.100      03/01/2022         20,269
----------------------------------------------------------------------------------------------------------------
    2,505,000 Colton Community Facilities District Special Tax             7.500      09/01/2020      2,521,257
----------------------------------------------------------------------------------------------------------------
    3,280,000 Colton Public Financing Authority, Series B                  5.875      08/01/2027      3,316,506
----------------------------------------------------------------------------------------------------------------
      815,000 Commerce CDC Tax Allocation                                  5.750      08/01/2010        867,567
----------------------------------------------------------------------------------------------------------------
    2,800,000 Commerce CDC Tax Allocation                                  6.000      08/01/2021      2,832,984
----------------------------------------------------------------------------------------------------------------
    1,410,000 Commerce Joint Powers Finance Authority
              (Community Center), Series A                                 6.250      10/01/2022      1,466,823
----------------------------------------------------------------------------------------------------------------
    3,000,000 Compton COP (Civic Center & Capital Improvement)             5.500      09/01/2015      3,064,290
----------------------------------------------------------------------------------------------------------------
    3,075,000 Contra Costa County Special Tax Community
              Facilities District                                          5.580      08/01/2016      3,116,020
----------------------------------------------------------------------------------------------------------------
      735,000 Corona (Single Family Mtg.), Series B                        6.300      11/01/2028        740,123
----------------------------------------------------------------------------------------------------------------
    3,345,000 Davis Public Facilities Finance Authority
              (Mace Ranch Area)                                            6.600      09/01/2025      3,503,854
----------------------------------------------------------------------------------------------------------------
    3,280,000 East Palo Alto Redevel. Agency Tax Allocation
              (University Circle-Gateway)                                  6.625      10/01/2029      3,503,171
----------------------------------------------------------------------------------------------------------------
    1,500,000 Eastern Municipal Water District Community
              Facilities Special Tax                                       5.950      09/01/2033      1,470,690
----------------------------------------------------------------------------------------------------------------
    1,530,000 Eastern Municipal Water District Community
              Facilities Special Tax                                       6.100      09/01/2033      1,456,055
----------------------------------------------------------------------------------------------------------------
       15,000 El Paso De Robles COP                                        5.400      12/01/2023         15,147
----------------------------------------------------------------------------------------------------------------
    3,000,000 Elk Grove Special Tax (East Franklin Community)              6.000      08/01/2033      3,003,360
----------------------------------------------------------------------------------------------------------------
    2,750,000 Encinitas Special Tax Community Facilities
              District No. 1, Series A                                     5.875      09/01/2020      2,756,490
----------------------------------------------------------------------------------------------------------------
    1,625,000 Folsom Special Tax Community Facilities
              District No. 10                                              6.300      09/01/2012      1,713,920
----------------------------------------------------------------------------------------------------------------
    8,500,000 Folsom Special Tax Community Facilities
              District No. 10                                              6.875      09/01/2019      9,023,345
----------------------------------------------------------------------------------------------------------------
    3,400,000 Fontana Redevel. Agency (Jurupa Hills)                       5.500      10/01/2027      3,338,630
----------------------------------------------------------------------------------------------------------------
   12,500,000 Foothill Eastern Transportation Corridor
              Agency Toll Road                                             0.000 z    01/15/2021      4,368,000
----------------------------------------------------------------------------------------------------------------
   13,000,000 Foothill Eastern Transportation Corridor
              Agency Toll Road                                             0.000 z    01/15/2022      4,216,420
----------------------------------------------------------------------------------------------------------------
   16,650,000 Foothill Eastern Transportation Corridor
              Agency Toll Road                                             0.000 z    01/15/2030      3,205,957
----------------------------------------------------------------------------------------------------------------
    1,000,000 Foothill Eastern Transportation Corridor
              Agency Toll Road                                             5.750      01/15/2040      1,012,310
----------------------------------------------------------------------------------------------------------------
    3,000,000 Huntington Park Public Financing Authority,
              Series A                                                     6.200      10/01/2025      3,091,710
----------------------------------------------------------------------------------------------------------------
    1,000,000 Irvine GO                                                    5.550      09/02/2026        967,000
----------------------------------------------------------------------------------------------------------------
    2,500,000 Jurupa Community Facilites District Special Tax              5.875      09/01/2033      2,422,425
----------------------------------------------------------------------------------------------------------------
      115,000 Kern Valley Hospital District                                6.500      08/01/2021        116,530


                   12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND


    Principal                                                                                       Market Value
       Amount                                                              Coupon       Maturity      See Note 1
----------------------------------------------------------------------------------------------------------------
 California Continued
 $ 10,000,000 La Verne COP (Bethren Hillcrest Homes)                       5.600%     02/15/2033   $  9,875,900
----------------------------------------------------------------------------------------------------------------
    4,500,000 La Verne COP (Bethren Hillcrest Homes)                       6.625      02/15/2025      4,418,910
----------------------------------------------------------------------------------------------------------------
      500,000 Lafayette Redevel. Agency                                    5.700      08/01/2024        500,850
----------------------------------------------------------------------------------------------------------------
    8,010,000 Lake Elsinore School FA (Horsethief Canyon)                  5.625      09/01/2016      8,350,986
----------------------------------------------------------------------------------------------------------------
    2,885,000 Lincoln IBA Public Financing Authority
              (Twelve Bridges)                                             6.200      09/02/2025      2,957,529
----------------------------------------------------------------------------------------------------------------
       50,000 Los Angeles County Metropolitan
              Transportation Authority                                     5.250      07/01/2023         50,215
----------------------------------------------------------------------------------------------------------------
       20,000 Los Angeles Department of Water & Power                      5.700      09/01/2010         20,469
----------------------------------------------------------------------------------------------------------------
       40,000 Los Angeles Department of Water & Power                      5.750      09/01/2012         40,846
----------------------------------------------------------------------------------------------------------------
       25,000 Los Angeles Department of Water & Power                      5.875      09/01/2030         25,570
----------------------------------------------------------------------------------------------------------------
    2,375,000 Los Angeles Department of Water & Power RITES a             16.028 f    07/01/2024      2,223,285
----------------------------------------------------------------------------------------------------------------
       75,000 Los Angeles Harbor Department, Series B                      5.375      11/01/2019         75,968
----------------------------------------------------------------------------------------------------------------
      415,000 Los Angeles Single Family Mtg. (Government National
              Mortgage Assn. & FNMA Mtg. Backed), Series A                 6.875      06/01/2025        415,930
----------------------------------------------------------------------------------------------------------------
    2,500,000 Los Angeles USD ROLs a                                      10.290 f    07/01/2015      3,188,675
----------------------------------------------------------------------------------------------------------------
    2,500,000 Los Angeles USD ROLs a                                      10.290 f    07/01/2016      3,188,675
----------------------------------------------------------------------------------------------------------------
    1,500,000 Los Angeles USD ROLs a                                      10.290 f    07/01/2017      1,913,205
----------------------------------------------------------------------------------------------------------------
       30,000 Los Angeles Wastewater System, Series D                      5.200      11/01/2021         30,919
----------------------------------------------------------------------------------------------------------------
       25,000 Marysville Hsg. (Lakeside Village)                           7.700      07/01/2023         25,066
----------------------------------------------------------------------------------------------------------------
       20,000 Monterey Joint Power Authority Finance Authority
              (Materials Recovery Facilities)                              5.600      03/01/2012         20,466
----------------------------------------------------------------------------------------------------------------
       20,000 Monterey Joint Power Authority Finance Authority
              (Materials Recovery Facilities)                              5.700      03/01/2016         20,661
----------------------------------------------------------------------------------------------------------------
    2,000,000 Mountain View Los Altos GO (Union School District)           6.500      05/01/2017      2,277,580
----------------------------------------------------------------------------------------------------------------
    1,065,000 Mountain View School District GO Santa Clara
              County, Series B                                             6.125      07/01/2025      1,180,829
----------------------------------------------------------------------------------------------------------------
      525,000 MSR Public Power Agency San Juan Project, Series H           5.900      07/01/2020        533,505
----------------------------------------------------------------------------------------------------------------
    1,695,000 Murrieta USD Special Tax                                     6.250      09/01/2034      1,696,390
----------------------------------------------------------------------------------------------------------------
    1,320,000 Norco Special Tax Community Facilities District
              No. 97-1                                                     7.100      10/01/2030      1,419,185
----------------------------------------------------------------------------------------------------------------
    5,100,000 Northern CA Tobacco Securitization Authority (TASC)          5.375      06/01/2041      3,678,477
----------------------------------------------------------------------------------------------------------------
       30,000 Oakland GO                                                   6.000      06/15/2017         30,394
----------------------------------------------------------------------------------------------------------------
    1,000,000 Orange County Community Facilities District
              (Ladera Ranch), Series A                                     6.000      08/15/2025      1,004,080
----------------------------------------------------------------------------------------------------------------
    1,000,000 Orange County Community Facilities District
              (Ladera Ranch), Series A                                     6.000      08/15/2032      1,002,810
----------------------------------------------------------------------------------------------------------------
    2,000,000 Orange County Community Facilities District
              (Ladera Ranch), Series A                                     6.250      08/15/2030      2,044,460
----------------------------------------------------------------------------------------------------------------
    2,250,000 Orange County Community Facilities District
              (Ladera Ranch), Series A                                     6.700      08/15/2029      2,410,493
----------------------------------------------------------------------------------------------------------------
      395,000 Orange Redevel. Agency (Southwest Redevel.)                  5.700      10/01/2023        403,129
----------------------------------------------------------------------------------------------------------------
    2,500,000 Perris Community Facilities District Special Tax
              (Chaparral Ridge)                                            6.250      09/01/2033      2,374,500
----------------------------------------------------------------------------------------------------------------
    3,500,000 Pittsburg Redevel. Agency
              (Los Medanos Community Devel.)                               6.200      08/01/2019      3,706,325
----------------------------------------------------------------------------------------------------------------
    1,000,000 Placentia USD (Yorba-Linda)                                  6.000      09/01/2032      1,000,690
----------------------------------------------------------------------------------------------------------------
    2,000,000 Pleasant Hill Community Facilities District
              Special Tax                                                  6.000      09/01/2032      1,976,820
----------------------------------------------------------------------------------------------------------------
       60,000 Pleasant Hill Redevel. Agency (Residential Mtg.)             5.750      08/01/2011         60,049


                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued



    Principal                                                                                       Market Value
       Amount                                                              Coupon       Maturity      See Note 1
----------------------------------------------------------------------------------------------------------------
 California Continued
 $    500,000 Pomona (Single Family Mtg.), Series B                        7.500%     08/01/2023   $    644,595
----------------------------------------------------------------------------------------------------------------
    2,500,000 Port Oakland RITES a                                        10.176 f    11/01/2015      2,844,375
----------------------------------------------------------------------------------------------------------------
    2,500,000 Port Oakland RITES a                                        10.426 f    11/01/2017      2,842,875
----------------------------------------------------------------------------------------------------------------
    2,430,000 Port Oakland RITES a                                        15.959 f    11/01/2022      2,200,316
----------------------------------------------------------------------------------------------------------------
    5,025,000 Port Oakland RITES                                          15.959 f    11/01/2032      4,146,429
----------------------------------------------------------------------------------------------------------------
    2,660,000 Port Oakland RITES a                                        17.459 f    11/01/2025      2,759,644
----------------------------------------------------------------------------------------------------------------
       35,000 Poway Redevel. Agency (Paguay Redevel.)                      5.500      12/15/2023         36,096
----------------------------------------------------------------------------------------------------------------
    1,100,000 Poway USD Special Tax Community Facilities
              District No. 6                                               5.600      09/01/2033      1,052,986
----------------------------------------------------------------------------------------------------------------
    1,750,000 Poway, CA USD Special Tax                                    6.125      09/01/2033      1,763,178
----------------------------------------------------------------------------------------------------------------
      750,000 Redding Electric COP RIBS                                   10.171 f    06/01/2019        784,065
----------------------------------------------------------------------------------------------------------------
    3,000,000 Redding Electric COP RIBS                                   11.641 f    07/08/2022      3,994,020
----------------------------------------------------------------------------------------------------------------
    2,100,000 Riverside County Public Financing Authority COP              5.750      05/15/2019      2,052,540
----------------------------------------------------------------------------------------------------------------
       20,000 Robla School District GO, Series A                           5.900      09/01/2016         20,061
----------------------------------------------------------------------------------------------------------------
       15,000 Rosemead Redevel. Agency                                     5.500      10/01/2018         15,110
----------------------------------------------------------------------------------------------------------------
    1,235,000 Roseville Woodcreek West Community Facility                  5.875      09/01/2008      1,311,051
----------------------------------------------------------------------------------------------------------------
    1,500,000 Roseville Woodcreek West Community Facility                  6.500      09/01/2015      1,587,210
----------------------------------------------------------------------------------------------------------------
    1,750,000 Roseville Woodcreek West Community Facility                  6.700      09/01/2025      1,831,428
----------------------------------------------------------------------------------------------------------------
       10,000 Sacramento City Financing Authority                          6.500      11/01/2004         10,129
----------------------------------------------------------------------------------------------------------------
    6,800,000 Sacramento Power Authority Cogeneration Project              6.000      07/01/2022      7,462,388
----------------------------------------------------------------------------------------------------------------
    1,750,000 Sacramento Special Tax
              (North Natomas Community Facilities)                         6.000      09/01/2028      1,691,620
----------------------------------------------------------------------------------------------------------------
    3,750,000 San Diego County COP
              (Developmental Service Foundation)                           5.500      09/01/2027      3,693,225
----------------------------------------------------------------------------------------------------------------
       50,000 San Diego Industrial Devel.
              (San Diego Gas & Electric Company)                           5.900      06/01/2018         51,064
----------------------------------------------------------------------------------------------------------------
      275,000 San Diego Industrial Devel.
              (San Diego Gas & Electric Company)                           5.900      06/01/2018        281,212
----------------------------------------------------------------------------------------------------------------
       40,000 San Diego Industrial Devel.
              (San Diego Gas & Electric Company)                           5.900      09/01/2018         40,634
----------------------------------------------------------------------------------------------------------------
    1,880,000 San Diego USD GO RITES a                                    16.098 f    07/01/2027      1,771,336
----------------------------------------------------------------------------------------------------------------
       15,000 San Francisco City & County Airports Commission              5.500      05/01/2026         15,084
----------------------------------------------------------------------------------------------------------------
    1,500,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6                          6.125      08/01/2031      1,472,445
----------------------------------------------------------------------------------------------------------------
    1,500,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6                          6.125      08/01/2031      1,472,445
----------------------------------------------------------------------------------------------------------------
      125,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6                          6.150      08/01/2021        126,854
----------------------------------------------------------------------------------------------------------------
      340,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6                          6.200      08/01/2022        345,739
----------------------------------------------------------------------------------------------------------------
    3,000,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6                          6.250      08/01/2033      3,054,690
----------------------------------------------------------------------------------------------------------------
    8,000,000 San Joaquin Hills Transportation Corridor Agency             5.000      01/01/2033      7,158,240
----------------------------------------------------------------------------------------------------------------
       10,000 San Jose Finance Authority, Series B                         5.625      11/15/2018         10,227
----------------------------------------------------------------------------------------------------------------
    3,060,000 Santa Ana Finance Authority (Inner-City Commuter)            5.600      09/01/2019      3,115,814
----------------------------------------------------------------------------------------------------------------
    1,000,000 Santa Ana Finance Authority (Mainplace)                      5.500      09/01/2015      1,013,700
----------------------------------------------------------------------------------------------------------------
    1,000,000 Santa Ana Finance Authority (Mainplace)                      5.600      09/01/2019      1,033,570
----------------------------------------------------------------------------------------------------------------
    1,600,000 Santa Clarita Community Facilities District
              Special Tax                                                  5.800      11/15/2025      1,566,752



                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND


    Principal                                                                                       Market Value
       Amount                                                              Coupon       Maturity      See Note 1
----------------------------------------------------------------------------------------------------------------
 California Continued
 $  3,700,000 Santa Clarita Community Facilities District
              Special Tax                                                  5.850%     11/15/2032   $  3,622,004
----------------------------------------------------------------------------------------------------------------
    1,000,000 Santa Cruz High School District GO                           6.000      08/01/2029      1,096,310
----------------------------------------------------------------------------------------------------------------
       50,000 Santa Cruz Sewer (Secondary Wastewater Treatment)            5.700      11/01/2023         51,139
----------------------------------------------------------------------------------------------------------------
    4,990,000 Santaluz Special Tax Community Facilities District
              No. 2                                                        6.375      09/01/2030      5,071,886
----------------------------------------------------------------------------------------------------------------
       25,000 Signal Hill Redevel. Agency (Signal Hill Redevel.)           5.500      10/01/2023         25,626
----------------------------------------------------------------------------------------------------------------
    4,500,000 Southern CA Metro Water District RIBS                        9.599 f    10/30/2020      4,975,920
----------------------------------------------------------------------------------------------------------------
      185,000 Southern CA Public Power Authority                           5.500      07/01/2020        185,085
----------------------------------------------------------------------------------------------------------------
       30,000 Southern CA Public Power Authority                           5.500      07/01/2020         30,078
----------------------------------------------------------------------------------------------------------------
        5,000 Southern CA Public Power Authority                           5.500      07/01/2020          5,002
----------------------------------------------------------------------------------------------------------------
       30,000 Southern CA Public Power Authority                           6.000      07/01/2018         30,029
----------------------------------------------------------------------------------------------------------------
      250,000 Southern CA Public Power Authority                           7.000      07/01/2009        250,980
----------------------------------------------------------------------------------------------------------------
      150,000 Southern CA Public Power Authority RIBS                     10.550 f    07/01/2012        153,924
----------------------------------------------------------------------------------------------------------------
       65,000 Southern CA Rapid Transit District COP                       6.000      07/01/2010         66,194
----------------------------------------------------------------------------------------------------------------
    1,000,000 Southern CA Tobacco Securitization Authority (TASC)          5.500      06/01/2036        768,240
----------------------------------------------------------------------------------------------------------------
    3,750,000 Stockton Community Facilities District
              (Brookside Estates)                                          6.200      08/01/2015      3,916,538
----------------------------------------------------------------------------------------------------------------
      135,000 Stockton Public Finance Authority, Series A                  5.875      09/02/2016        143,099
----------------------------------------------------------------------------------------------------------------
    3,000,000 Tejon Ranch Public Facilities Finance Authority
              Special Tax (Community Facilities District No. 1)            7.200      09/01/2030      3,091,440
----------------------------------------------------------------------------------------------------------------
    2,000,000 Temecula Public Financing Authority Community
              Facilities District No. 3 w                                  6.000      09/01/2033      1,976,540
----------------------------------------------------------------------------------------------------------------
       25,000 Temecula Valley USD GO                                       6.250      09/01/2013         25,087
----------------------------------------------------------------------------------------------------------------
       30,000 Tracy COP (Community Park & Civic Center)                    6.625      03/01/2018         30,033
----------------------------------------------------------------------------------------------------------------
       50,000 Tracy Special Tax Community Facilities District              5.700      09/01/2020         50,199
----------------------------------------------------------------------------------------------------------------
       15,000 Turlock Irrigation District, Series A                        6.000      01/01/2020         15,051
----------------------------------------------------------------------------------------------------------------
      165,000 University of California Research Facilities,
              Series A                                                     5.750      09/01/2018        165,455
----------------------------------------------------------------------------------------------------------------
    5,935,000 Valley Health System COP                                     6.875      05/15/2023      4,025,236
----------------------------------------------------------------------------------------------------------------
       75,000 Valley Health System, Series A                               6.500      05/15/2025         78,485
----------------------------------------------------------------------------------------------------------------
       35,000 West Sacramento Financing Authority                          5.500      08/01/2024         35,871
----------------------------------------------------------------------------------------------------------------
    3,000,000 Yucaipa Community Facilities District Special Tax            5.750      09/01/2030      2,855,790
                                                                                                   ------------
                                                                                                    485,800,570
----------------------------------------------------------------------------------------------------------------
 U.S. Possessions--11.8%
    2,245,000 Puerto Rico HBFA                                             6.250      04/01/2029      2,312,013
----------------------------------------------------------------------------------------------------------------
    5,510,000 Puerto Rico ITEMECF (Congeneration Facilities)               6.625      06/01/2026      5,707,533
----------------------------------------------------------------------------------------------------------------
    2,840,000 Puerto Rico ITEMECF (Mennonite General Hospital)             6.500      07/01/2012      2,673,292
----------------------------------------------------------------------------------------------------------------
   22,350,000 Puerto Rico Port Authority (American Airlines),
              Series A                                                     6.250      06/01/2026     12,069,224
----------------------------------------------------------------------------------------------------------------
       50,000 Puerto Rico Port Authority (American Airlines),
              Series A                                                     6.300      06/01/2023         27,000
----------------------------------------------------------------------------------------------------------------
      500,000 Puerto Rico Port Authority, Series D                         7.000      07/01/2014        515,300
----------------------------------------------------------------------------------------------------------------
   27,000,000 V.I. Public Finance Authority (Hovensa Coker)                6.500      07/01/2021     27,063,990
----------------------------------------------------------------------------------------------------------------
    4,515,000 V.I. Public Finance Authority, Series A                      6.375      10/01/2019      5,027,407
----------------------------------------------------------------------------------------------------------------
    5,150,000 V.I. Public Finance Authority, Series E                      6.000      10/01/2022      5,183,733
                                                                                                   ------------
                                                                                                     60,579,492

----------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $563,661,851)--106.3%                                            546,380,062
----------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets--(6.3)                                                       (32,261,898)
                                                                                                   ------------
 Net Assets--100.0%                                                                                $514,118,164
                                                                                                   ============


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued


Footnotes to Statement of Investments
a. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
f. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
w. When-issued security to be delivered and settled after July 31, 2003. See
Note 1 of Notes to Financial Statements.
z. Represents a zero coupon bond.

To simplify the listings of securities, abbreviations are used per the table below:

CDA       Communities Development Authority
CDC       Community Development Corp.
COP       Certificates of Participation
EFA       Educational Facilities Authority
FA        Facilities Authority
GO        General Obligation
HBFA      Housing Bank and Finance Agency
HFA       Housing Finance Agency
IBA       Improvement Bond Act 1915
I&E       Infrastructure and Economic
INFLOS    Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MSR       Modesto Irrigation District of the City of Santa Clara and the
          City of Redding
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
USD       Unified School District
VI        United States Virgin Islands
-----------------------------------------------------------------------------
 Industry Concentrations  July 31, 2003

 Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                      Market Value           Percent
-----------------------------------------------------------------------------
 Tobacco Settlements                           $141,824,021             26.0%
 Special Tax                                     84,394,235             15.4
 Special Assessment                              53,280,223              9.8
 Pollution Control                               34,911,151              6.4
 Higher Education                                27,847,188              5.1
 Adult Living Facilities                         20,975,121              3.8
 Highways/Railways                               20,077,336              3.7
 Electric Utilities                              19,693,585              3.6
 General Obligation                              17,033,536              3.1
 Hospital/Health Care                            16,003,953              2.9
 Education                                       15,637,612              2.9
 Marine/Aviation Facilities                      15,399,991              2.8
 Municipal Leases                                14,943,284              2.7
 Airlines                                        12,096,224              2.2
 Water Utilities                                 10,367,854              1.9
 Sales Tax Revenue                               10,221,269              1.9
 Not-for-Profit Organization                      9,041,651              1.7
 Hotels, Restaurants & Leisure                    7,936,560              1.5
 Single Family Housing                            7,750,880              1.4
 Multifamily Housing                              6,836,404              1.2
 Sewer Utilities                                    107,984               --
                                               ------------------------------
 Total                                         $546,380,062            100.0%
                                               ==============================




                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

-------------------------------------------------------------------------------
 Summary of Ratings  July 31, 2003 / Unaudited

 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:
 Rating                                                                 Percent
-------------------------------------------------------------------------------
 AAA                                                                      10.2%
 AA                                                                        2.2
 A                                                                        34.3
 BBB                                                                      28.6
 BB                                                                        1.1
 B                                                                         0.5
 CCC                                                                       2.2
 CC                                                                        0.0
 C                                                                         0.0
 D                                                                         0.0
 Not Rated                                                                20.9
                                                                         ------
 Total                                                                   100.0%
                                                                         ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

See accompanying Notes to Financial Statements.


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003


------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $563,661,851)--see
 accompanying statement                                        $  546,380,062
------------------------------------------------------------------------------
 Cash                                                                 428,592
------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                  10,059,220
 Interest                                                           9,470,796
 Shares of beneficial interest sold                                   691,161
 Other                                                                  3,673
                                                               ---------------
 Total assets                                                     567,033,504

------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at July 31, 2003)      46,800,000
 Investments purchased (including $3,805,400 purchased
 on a when-issued basis)                                            3,839,343
 Shares of beneficial interest redeemed                             1,301,268
 Dividends                                                            639,059
 Distribution and service plan fees                                   110,078
 Trustees' compensation                                                94,567
 Shareholder reports                                                   80,499
 Transfer and shareholder servicing agent fees                         22,750
 Other                                                                 27,776
                                                               ---------------
 Total liabilities                                                 52,915,340


------------------------------------------------------------------------------
 Net Assets                                                      $514,118,164
                                                               ---------------

------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                      $     51,578
------------------------------------------------------------------------------
 Additional paid-in capital                                       537,323,788
------------------------------------------------------------------------------
 Undistributed net investment income                                1,293,323
------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions          (7,268,736)
------------------------------------------------------------------------------
 Net unrealized depreciation on investments                       (17,281,789)
                                                               ---------------
 Net Assets                                                      $514,118,164
                                                               ===============


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND


-------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $385,141,149 and 38,639,509 shares of
 beneficial interest outstanding)                                              $ 9.97
 Maximum offering price per share (net asset value
 plus sales charge of 4.75% of offering price)                                 $10.47
-------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,079,458 and 10,134,641
 shares of beneficial interest outstanding)                                    $ 9.97
-------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,897,557
 and 2,803,435 shares of beneficial interest outstanding)                      $ 9.95


 See accompanying Notes to Financial Statements.


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003


-------------------------------------------------------------------------------
 Investment Income

 Interest                                                         $ 38,048,758

-------------------------------------------------------------------------------
 Expenses

 Management fees                                                     3,001,975
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               997,715
 Class B                                                             1,186,868
 Class C                                                               270,032
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               167,940
 Class B                                                                57,128
 Class C                                                                14,827
-------------------------------------------------------------------------------
 Interest expense                                                      515,373
-------------------------------------------------------------------------------
 Shareholder reports                                                   170,895
-------------------------------------------------------------------------------
 Custodian fees and expenses                                            25,123
-------------------------------------------------------------------------------
 Trustees' compensation                                                 24,336
-------------------------------------------------------------------------------
 Other                                                                  69,019
                                                                  -------------
 Total expenses                                                      6,501,231
 Less reduction to custodian expenses                                   (3,999)
                                                                  -------------
 Net expenses                                                        6,497,232


-------------------------------------------------------------------------------
 Net Investment Income                                              31,551,526


-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on investments                                   24,391,797
-------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments              (60,092,630)


-------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations              $(4,149,307)
                                                                  =============



 See accompanying Notes to Financial Statements.


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,                                                      2003                2002
---------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                            $ 31,551,526        $ 26,954,856
---------------------------------------------------------------------------------------------------
 Net realized gain                                                  24,391,797             108,424
---------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)              (60,092,630)          4,867,158
                                                                  ---------------------------------
 Net increase (decrease) in net assets resulting from operations    (4,149,307)         31,930,438

---------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                           (22,799,725)        (19,848,864)
 Class B                                                            (5,652,080)         (5,596,265)
 Class C                                                            (1,298,059)           (921,160)
---------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                               686,685          18,134,224
 Class B                                                           (20,852,100)         (9,686,856)
 Class C                                                             4,701,867           6,669,760

---------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                         (49,362,719)         20,681,277
---------------------------------------------------------------------------------------------------
 Beginning of period                                               563,480,883         542,799,606
                                                                  ---------------------------------
 End of period [including undistributed
 (overdistributed) net investment income
 of $1,293,323 and $(508,339), respectively]                      $514,118,164        $563,480,883
                                                                  =================================



 See accompanying Notes to Financial Statements.


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2003


-----------------------------------------------------------------------------------
 Cash Flows from Operating Activities
 Net decrease in net assets from operations                         $   (4,149,307)
-----------------------------------------------------------------------------------
 Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
 Purchase of investment securities                                    (372,111,901)
 Proceeds from disposition of investment securities                    366,226,623
 Increase in interest receivable                                        (2,038,840)
 Decrease in receivable for securities sold                             42,006,849
 Decrease in other assets                                                  227,697
 Decrease in payable for securities purchased                          (68,873,602)
 Increase in accrued expenses                                               68,835
 Amortization                                                           (1,468,071)
 Realized gain on securities                                           (24,391,797)
 Unrealized depreciation on securities                                  60,092,630
                                                                    ---------------
 Net cash used in operating activities                                  (4,410,884)

-----------------------------------------------------------------------------------
 Cash Flows from Financing Activities

 Proceeds from issuance of debt                                        307,900,000
 Payments on outstanding debt                                         (261,100,000)
 Proceeds from shares sold                                             125,210,317
 Payment on shares redeemed                                           (159,048,135)
 Cash distributions paid                                               (11,375,594)
                                                                    ---------------
 Net cash provided by financing activities                               1,586,588
-----------------------------------------------------------------------------------
 Net decrease in cash                                                   (2,824,296)
-----------------------------------------------------------------------------------
 Cash, beginning balance                                                 3,252,888
                                                                    ---------------
 Cash, ending balance                                                $     428,592
                                                                    ===============



 See accompanying Notes to Financial Statements.


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS


 Class A       Year Ended July 31                             2003          2002        2001         2000           1999
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $10.60       $10.49      $10.11       $10.57         $10.92
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                          .63          .53         .53          .53            .53
 Net realized and unrealized gain (loss)                       (.66)         .10         .38         (.46)          (.35)
                                                             --------------------------------------------------------------
 Total from investment operations                              (.03)         .63         .91          .07            .18
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          (.60)        (.52)       (.53)        (.53)          (.53)
 Distributions from net realized gain                            --           --          --           --             --
                                                             --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                               (.60)        (.52)       (.53)        (.53)          (.53)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $ 9.97       $10.60      $10.49       $10.11         $10.57
                                                             ==============================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           (0.57)%       6.20%       9.17%        0.86%          1.59%


-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $385,141     $409,689    $387,388     $270,494       $316,363
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $410,237     $398,651    $344,808     $283,025       $314,094
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                         5.88%        5.09%       5.08%        5.34%          4.79%
 Total expenses                                                0.96%        0.86%       0.88%        0.91%          0.91%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                     N/A 3       0.86% 4     0.87% 4      0.91% 4        0.91% 4
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         63%          27%         20%          48%            35%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

See accompanying Notes to Financial Statements.


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued


 Class B            Year Ended July 31                     2003         2002        2001         2000        1999
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $10.61      $ 10.50     $ 10.11      $ 10.57     $ 10.92
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .55          .45         .45          .45         .45
 Net realized and unrealized gain (loss)                   (.68)         .10         .39         (.45)       (.35)
                                                        ------------------------------------------------------------
 Total from investment operations                          (.13)         .55         .84           --         .10
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.51)        (.44)       (.45)        (.46)       (.45)
 Distributions from net realized gain                        --           --          --           --          --
                                                        ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.51)        (.44)       (.45)        (.46)       (.45)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $9.97       $10.61      $10.50       $10.11      $10.57
                                                        ============================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       (1.42)%       5.39%       8.46%        0.10%       0.82%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $101,079     $128,857    $137,307     $105,393    $132,763
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $118,611     $132,685    $126,060     $113,936    $129,538
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     5.09%        4.32%       4.33%        4.57%       4.03%
 Total expenses                                            1.73%        1.62%       1.63%        1.67%       1.67%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                 N/A 3       1.62% 4     1.62% 4      1.67% 4     1.67% 4
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     63%          27%         20%          48%         35%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

See accompanying Notes to Financial Statements.


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND


 Class C            Year Ended July 31,                  2003        2002        2001        2000          1999
------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $10.58     $ 10.48     $ 10.09     $ 10.55       $ 10.91
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .54         .46         .45         .45           .45
 Net realized and unrealized gain (loss)                 (.66)        .08         .39        (.45)         (.36)
                                                      ------------------------------------------------------------
 Total from investment operations                        (.12)        .54         .84          --           .09
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.51)       (.44)       (.45)       (.46)         (.45)
 Distributions from net realized gain                      --          --          --          --            --
                                                      ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.51)       (.44)       (.45)       (.46)         (.45)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $9.95      $10.58      $10.48      $10.09        $10.55
                                                      ============================================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                     (1.33)%      5.31%       8.48%       0.10%         0.73%


------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $27,898     $24,936     $18,105     $12,659       $16,864
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $27,011     $21,775     $14,489     $14,424       $14,672
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.12%       4.33%       4.32%       4.58%         4.03%
 Total expenses                                          1.73%       1.62%       1.63%       1.67%         1.67%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses               N/A 3      1.62% 4     1.62% 4     1.67% 4       1.67% 4
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   63%         27%         20%         48%           35%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

See accompanying Notes to Financial Statements.


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining



                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND
 substantially fully invested. As of July 31, 2003, the Fund had entered into when-issued purchase commitments or forward commitments of $3,805,400.
--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $52,075,213 as of July 31, 2003. Including the effect of leverage, inverse floaters represent 14.68% of the Fund's total assets as of July 31, 2003.
--------------------------------------------------------------------------------
 Security Credit Risk. There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                                      Net Unrealized
                                                                                        Depreciation
              Undistributed         Undistributed            Accumulated            Based on Cost of
              Net Investment            Long-Term                   Loss      Securities for Federal
              Income                         Gain       Carryforward 1,2         Income Tax Purposes
             ---------------------------------------------------------------------------------------
              $2,024,937                      $--             $7,162,213                 $17,388,316


 1. As of July 31, 2003, the Fund had $7,162,213 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009        $7,162,213

 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund utilized $23,695,023 and $147,077, respectively, of capital loss carryforwards to offset capital gains realized in the respective fiscal year.


                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

      To (From)                 To                                    Net
      Ordinary             Capital         Tax Return          Investment
      Income (Loss)           Loss         of Capital                Loss
      -------------------------------------------------------------------
      $--               $6,785,477                $--                 $--

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:

                                          Year Ended            Year Ended
                                       July 31, 2003         July 31, 2002
      --------------------------------------------------------------------
      Distributions paid from:
      Exempt-interest dividends          $29,749,864           $26,366,289

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal Tax Cost                             $563,768,378
                                                   =============

      Gross unrealized appreciation                $ 13,871,438
      Gross unrealized depreciation                 (31,259,754)
                                                   -------------
      Net unrealized depreciation                  $(17,388,316)
                                                   =============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2003, the Fund's projected benefit obligations were increased by $3,747 and payments of $7,907 were made to retired trustees, resulting in an accumulated liability of $92,554 as of July 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                   28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    Year Ended July 31, 2003                Year Ended July 31, 2002
                                  Shares              Amount               Shares             Amount
-----------------------------------------------------------------------------------------------------
 Class A
 Sold                          8,766,917       $  91,812,775            7,969,918       $ 83,926,368
 Dividends and/or
 distributions reinvested      1,319,683          13,774,616            1,036,260         10,886,119
 Redeemed                    (10,095,373)       (104,900,706)          (7,279,698)       (76,678,263)
                             ------------------------------------------------------------------------
 Net increase (decrease)          (8,773)      $     686,685            1,726,480       $ 18,134,224
                             ========================================================================

-----------------------------------------------------------------------------------------------------
 Class B
 Sold                          1,596,238       $  16,769,161            1,764,818       $ 18,593,486
 Dividends and/or
 distributions reinvested        351,551           3,673,171              313,390          3,295,115
 Redeemed                     (3,961,809)        (41,294,432)          (3,009,598)       (31,575,457)
                             ------------------------------------------------------------------------
 Net decrease                 (2,014,020)      $ (20,852,100)            (931,390)      $ (9,686,856)
                             ========================================================================

-----------------------------------------------------------------------------------------------------
 Class C
 Sold                          1,603,845       $  16,628,381            1,120,468       $ 11,784,641
 Dividends and/or
 distributions reinvested         88,937             926,483               54,237            568,382
 Redeemed                     (1,245,225)        (12,852,997)            (546,880)        (5,683,263)
                             ------------------------------------------------------------------------
 Net increase                    447,557       $   4,701,867              627,825       $  6,669,760
                             ========================================================================

                   29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $372,096,862 and $366,226,623, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. Effective January 1, 2000, the Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. The Manager can withdraw that waiver at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $254,202 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc.
 (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           Aggregate           Class A       Concessions       Concessions        Concessions
                           Front-End         Front-End        on Class A        on Class B         on Class C
                       Sales Charges     Sales Charges            Shares            Shares             Shares
                          on Class A       Retained by       Advanced by       Advanced by        Advanced by
 Year Ended                   Shares       Distributor     Distributor 1     Distributor 1      Distributor 1
-------------------------------------------------------------------------------------------------------------
 July 31, 2003              $782,068          $162,029           $35,397          $537,278           $141,244

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                  Class A             Class B              Class C
                               Contingent          Contingent           Contingent
                                 Deferred            Deferred             Deferred
                            Sales Charges       Sales Charges        Sales Charges
                              Retained by         Retained by          Retained by
 Year Ended                   Distributor         Distributor          Distributor
----------------------------------------------------------------------------------
 July 31, 2003                    $30,270            $432,617              $14,447



                   30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $997,715, all of which were paid by the Distributor to recipients, which included $36,442 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                                     Distributor's
                                                                 Distributor's           Aggregate
                                                                     Aggregate        Unreimbursed
                                                                  Unreimbursed       Expenses as %
                        Total Payments      Amount Retained           Expenses       of Net Assets
                            Under Plan       by Distributor         Under Plan            of Class
--------------------------------------------------------------------------------------------------
 Class B Plan               $1,186,868             $918,465         $2,874,866              2.84%
 Class C Plan                  270,032               93,838            583,134              2.09

--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2003 was $32,788,175, which represents 6.38% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.


                   31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 6. Bank Borrowings Continued
   The Fund had borrowings outstanding of $46,800,000 at July 31, 2003 at an interest rate of 1.75%. For the year ended July 31, 2003, the average monthly loan balance was $27,036,072 at an average daily interest rate of 1.963%. The Fund had gross borrowings and gross loan repayments of $307,900,000 and $261,100,000, respectively, during the year ended July 31, 2003. The maximum amount of borrowings outstanding at any month-end was $62,400,000. The Fund paid commitment fees of $1,525 and interest of $513,098 during the year ended July 31, 2003.




                   32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer California Municipal Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer California Municipal Fund, including the statement of investments, as of July 31, 2003, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer California Municipal Fund as of July 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 August 21, 2003


                   33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.




                   34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

SHAREHOLDER MEETING  Unaudited
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
On August 5, 2002, a special shareholder meeting was held at which all of the nominated Trustees were elected and all proposals were approved by shareholders as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:
-------------------------------------------------------------------------------
Proposal No. 1
1. The eleven persons named below to serve as Trustee of the Fund until their successors are elected and shall qualify:

Nominee                               For           Withheld               Total
--------------------------------------------------------------------------------
Leon Levy*                 27,066,091.008      1,045,112.956      28,111,203.964
Donald W. Spiro            27,080,849.652      1,030,354.312      28,111,203.964
John V. Murphy             27,063,052.002      1,048,151.962      28,111,203.964
Robert G. Galli            27,092,273.129      1,018,930.835      28,111,203.964
Phillip A. Griffiths       27,102,892.905      1,008,311.059      28,111,203.964
Benjamin Lipstein*         27,073,404.622      1,037,799.342      28,111,203.964
Elizabeth B. Moynihan*     27,073,863.445      1,037,340.519      28,111,203.964
Kenneth A. Randall         27,088,662.223      1,022,541.741      28,111,203.964
Edward V. Regan            27,089,817.687      1,021,386.277      28,111,203.964
Russell S. Reynolds, Jr.   27,087,062.000      1,024,141.964      28,111,203.964
Clayton K. Yeutter         27,087,015.239      1,024,188.725      28,111,203.964

*Messrs. Levy and Lipstein and Ms. Moynihan resigned from the Board of Trustees effective January 1, 2003, March 31, 2003 and July 31, 2003, respectively. Each was elected at the above referenced meeting and served until their respective dates of resignation.

                                                                       Broker
               For              Against            Abstain          Non-Votes                Total
------------------------------------------------------------------------------------------------------
Proposal Nos. 2(a) through 2(i)
2(a)Eliminate the Fund's fundamental investment policy with respect to purchasing securities on margin:
    19,220,996.953        3,147,594.207      2,161,650.804      3,580,962.000       28,111,203.964
2(b)Amend the Fund's fundamental investment policy with respect to making short sales:
    19,405,229.205        2,838,501.331      2,286,511.428      3,580,962.000       28,111,203.964
2(c)Amend the Fund's fundamental investment policy with respect to purchasing real estate:
    20,528,397.537        1,917,905.319      2,083,939.108      3,580,962.000       28,111,203.964
2(d)Amend the Fund's fundamental investment policy with respect to purchasing securities of issuers in which officers or trustees have interest:
    18,877,423.957        3,360,317.807      2,292,500.200      3,580,962.000       28,111,203.964
2(e)Amend the Fund's fundamental investment policy with respect to industry concentration:
    19,945,528.493        2,105,390.637      2,479,322.834      3,580,962.000       28,111,203.964
2(f)Amend the Fund's fundamental investment policy with respect to investing in other investment companies:
    19,562,664.971        2,595,062.300      2,372,514.693      3,580,962.000       28,111,203.964
2(g)Amend the Fund's fundamental investment policy with respect to borrowing:
    18,906,534.502        3,208,804.930      2,414,902.532      3,580,962.000       28,111,203.964
2(h)Amend the Fund's fundamental investment policy with respect to pledging, mortgaging or hypothecating assets:
    19,080,677.333        2,902,181.464      2,547,383.167      3,580,962.000       28,111,203.964
2(i)Amend the Fund's fundamental investment policy with respect to lending:
    19,653,734.820        2,479,818.881      2,396,688.263      3,580,962.000       28,111,203.964



                   35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

SHAREHOLDER MEETING  Unaudited / Continued
--------------------------------------------------------------------------------

                                                               Broker
               For          Against          Abstain        Non-Votes           Total
-----------------------------------------------------------------------------------
 Proposal Nos. 3(a) through 3(d)
 3. Approval of authorizing the Fund's Trustees to adopt an Amended and Restated
 Declaration of Trust:
 (a)Future amendments of the Declaration of Trust:
    19,978,722.474    2,003,251.687    2,548,267.803    3,580,962.000   28,111,203.964
 (b)Reorganization of the Trust or its series or class:
    20,123,581.000    1,817,515.944    2,589,145.020    3,580,962.000   28,111,203.964
 (c)Involuntary redemptions:
    19,361,459.758    2,403,050.437    2,765,731.769    3,580,962.000   28,111,203.964
 (d)Other changes under the new Declaration of Trust:
    19,814,391.963    1,809,515.822    2,906,334.179    3,580,962.000   28,111,203.964




                   36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with         Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age        by Trustee; Number of Portfolios in Fund Complex Currently Overseen by
                                    Trustee

INDEPENDENT                         The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                            Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.


Clayton K. Yeutter,                 Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board               Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),           formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1991)                portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                    A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1996)                2000-2002) of Research Foundation of AIMR (investment research,
Age: 69                             non-profit) and Vice Chairman (October 1995-December 1997) of
                                    OppenheimerFunds, Inc.(the Manager). Oversees 39 portfolios in the
                                    OppenheimerFunds complex.


Phillip A. Griffiths,               A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward Academy, a
Age: 64                             Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the
                                    National Academy of Sciences (since 1979), American Academy of Arts and Sciences
                                    (since 1995), American Philosophical Society (since 1996)and Council on Foreign
                                    Relations (since 2002). Formerly a director of Bankers Trust New York Corporation
                                    (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                     Director (since 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)                financial adviser); Managing Director (since 2002) Carmona Motley, Inc.
Age: 53                             (privately-held financial adviser); Formerly he held the following positions: Managing Director (January 1998-December 2001), Carmona
                                    Motley Hoffman Inc. (privately-held financial adviser); Managing Director
                                    (January 1992-December 1997), Carmona Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the OppenheimerFunds complex.

Kenneth A. Randall,                 A director of Dominion Resources, Inc. (electric utility holding
Trustee (since 1988)                company) and Prime Retail, Inc. (real estate investment trust);
Age: 76                             formerly a director of Dominion Energy, Inc. (electric power and oil &
                                    gas producer), President and Chief Executive Officer of The Conference
                                    Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                    American Motorists Insurance Company and American Manufacturers
                                    MutualInsurance Company. Oversees 29 portfolios in the OppenheimerFunds complex.


Edward V. Regan,                    President, Baruch College, CUNY; a director of RBAsset (real estate
Trustee (since 1993)                manager); a director of OffitBank; formerly Trustee, Financial
Age: 73                             Accounting Foundation (FASB and GASB), Senior Fellow of Jerome Levy
                                    Economics Institute, Bard College, Chairman of Municipal Assistance
                                    Corporation for the City of New York, New
                                    York State Comptroller and Trustee of New York State and Local
                                    Retirement Fund. Oversees 29 investment companies in the
                                    OppenheimerFunds complex.

Russell S. Reynolds, Jr.,           Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)                governance consulting and executive recruiting); a life trustee of
Age: 71                             International House (non-profit educational organization), and a trustee (since 1996) of the Greenwich Historical Society. Oversees 31 portfolios in the OppenheimerFunds complex.



                   37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

Donald W. Spiro,                    Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,                  OppenheimerFunds complex.
Trustee (since 1989)
Age: 77
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
AND OFFICER                         York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                     Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,              (since September 2000) of the Manager; President and a director or trustee of other
Trustee (since 2001)                Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
Age: 54                             Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                                    Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director
                                    (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                    Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc.
                                    and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                    Manager); President and a director (since July 2001) of OppenheimerFunds Legacy
                                    Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                    Inc. and Centennial Asset Management Corporation (since November 2001), HarbourView
                                    Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                    President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                    Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                    Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the
                                    Manager); Executive Vice President (since February 1997) of Massachusetts Mutual
                                    Life Insurance Company (the Manager's parent company); a director (since June 1995)
                                    of DLB Acquisition Corporation (a holding company that owns the shares of David L.
                                    Babson & Company, Inc.); formerly, Chief Operating Officer (September 2000-June
                                    2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                    Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                    President, Chief Executive Officer and director (September 1999-August 2000) of MML
                                    Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                                    Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle
                                    Bancorp). Oversees 73 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
OFFICERS                            The address of the Officers in the chart below is as follows: for Mr. Zack, 498
                                    Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial,
                                    CO 80112-3924, for Mr. Fielding, 350 Linden Oaks, Rochester, NY 14625. Each Officer
                                    serves for an annual term or until his or her earlier resignation, death or removal.

Ronald H. Fielding,                 Senior Vice President (since January 1996) of the Manager; Chairman of the Rochester
Vice President (since 2002)         Division of the Manager (since January 1996); an officer of 9 port- folios in the
Age: 54                             OppenheimerFunds complex.


                        38  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND


Brian W. Wixted,                    Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)              (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                             Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial
                                    Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private Investments,
                                    Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds
                                    plc (offshore fund management subsidiary of the Manager) (since May 2000) and OFI
                                    Institutional Asset Management, Inc. (since November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial Officer (since May 2000)
                                    of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant
                                    Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds
                                    Legacy Program (since April 2000); formerly Principal and Chief Operating Officer
                                    (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                    officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                     Senior Vice President (since May 1985) and General Counsel (since February 2002) of
Secretary (since 2001)              the Manager; General Counsel and a director (since November 2001) of
Age: 54                             OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel (since
                                    November 2001) of HarbourView Asset Management Corporation; Vice President and a
                                    director (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior
                                    Vice President, General Counsel and a director (since November 2001) of Shareholder
                                    Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc.,
                                    Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; General
                                    Counsel (since November 2001) of Centennial Asset Management Corporation; a director
                                    (since November 2001) of Oppenheimer Real Asset Management, Inc.; Assistant
                                    Secretary and a director (since November 2001) of OppenheimerFunds International
                                    Ltd.; Vice President (since November 2001) of OppenheimerFunds Legacy Program;
                                    Secretary (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting
                                    General Counsel (November 2001-February 2002) and Associate General Counsel (May
                                    1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc.
                                    (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                    1989-November 2001); OppenheimerFunds Inter- national Ltd. and OppenheimerFunds plc
                                    (October 1997-November 2001). An officer of 89 portfolios in the OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.


                   39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)